Earnings Per Share (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Numerators:
Income attributable to the Company	$ 205,462,000	$ 225,499,000
Less: Dividend preference on Preference shares		26,000
Income available to all classes of shares	205,462,000	225,473,000
Denominators:
Weighted average number of ordinary shares outstanding	301,491,046	302,773,218
Weighted average number of preference shares outstanding	0	3,973,333
Total weighted average shares outstanding	301,491,046	306,746,551
Potentially dilutive Ordinary shares	378,831	1,131,149
Potentially dilutive Preference shares	0	13,681
Total weighted average Ordinary shares outstanding assuming dilution	301,869,877	303,904,367
Total weighted average Preference shares outstanding assuming dilution	0	3,987,014
Basic income per Ordinary share	$ 0.68	$ 0.74
Fully diluted income per Ordinary share	$ 0.68	$ 0.73